LIBERTY HIGH YIELD SECURITIES FUND
LIBERTY NEWPORT GLOBAL UTILITIES FUND
LIBERTY INTERMEDIATE   GOVERNMENT  FUND
LIBERTY  UTILITIES  FUND
LIBERTY   TAX-MANAGED AGGRESSIVE GROWTH FUND
STEIN ROE SMALL CAP TIGER FUND
LIBERTY TAX-MANAGED GROWTH FUND
LIBERTY MONEY MARKET FUND
LIBERTY  TAX-MANAGED VALUE FUND
LIBERTY  SELECT VALUE FUND
LIBERTY TAX-MANAGED GROWTH FUND II
LIBERTY INCOME FUND
LIBERTY SHORT TERM GOVERNMENT FUND
THE LIBERTY FUND
LIBERTY NEWPORT JAPAN  OPPORTUNITIES  FUND
LIBERTY  FEDERAL  SECURITIES  FUND
LIBERTY  NEWPORT  GREATER  CHINA FUND
LIBERTY STRATEGIC BALANCED FUND
LIBERTY NEWPORT GLOBAL EQUITY FUND
LIBERTY FLOATING RATE ADVANTAGE FUND
LIBERTY NEWPORT INTERNATIONAL EQUITY FUND
LIBERTY OHIO TAX-EXEMPT FUND
LIBERTY  TAX-EXEMPT  MONEY MARKET FUND
LIBERTY  MINNESOTA  TAX-EXEMPT  FUND
LIBERTY HIGH YIELD  MUNICIPAL  FUND
LIBERTY  MICHIGAN  TAX-EXEMPT  FUND
LIBERTY COUNSELOR  INCOME PORTFOLIO
LIBERTY NEW YORK TAX-EXEMPT FUND
LIBERTY  COUNSELOR BALANCED  PORTFOLIO
LIBERTY FLORIDA  TAX-EXEMPT FUND
LIBERTY  COUNSELOR  GROWTH PORTFOLIO
LIBERTY  SMALL-CAP VALUE FUND
LIBERTY  MASSACHUSETTS  TAX-EXEMPT FUND
LIBERTY VALUE FUND
LIBERTY  CALIFORNIA  TAX-EXEMPT  FUND
LIBERTY GROWTH & INCOME FUND
LIBERTY  CONNECTICUT  TAX-EXEMPT  FUND
LIBERTY  NEWPORT  TIGER FUND
LIBERTY NORTH CAROLINA  TAX-EXEMPT FUND
LIBERTY NEWPORT EUROPE FUND
LIBERTY NEWPORT ASIA PACIFIC FUND
LIBERTY  INVESTMENT  GRADE BOND FUND
LIBERTY  ALL-STAR  GROWTH AND INCOME FUND
LIBERTY STRATEGIC INCOME FUND

                     Supplement to Statements of Additional Information

     Pursuant to the Board of Trustees' approval, the shareholders' servicing and transfer agency fee arrangement between Liberty Funds Services, Inc. (LFS) and each Fund has been revised, effective January 1, 2000. Each Fund pays LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of the total net assets of each Fund for such month. In addition to this compensation, each Fund pays LFS the following fees:

1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS
2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
4.    Each Fund's allocated share of LFS reimbursement out-of-pocket expenses.





G-35/483C-0800                                                August 21, 2000